Share-Based Compensation - Summary of Unvested Number of PSUs and RSUs (Details) - shares		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Outstanding PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards		144,280
Granted (shares)		84,321	[1]	145,670	[2]
Forfeited (shares)		(42,471)		(1,390)
Number of awards		186,130		144,280
Outstanding RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards		144,280
Granted (shares)		109,037	[1]	145,670	[2]
Forfeited (shares)		(40,794)		(1,390)
Vested (shares)	[3]	(40,484)
Number of awards		172,039		144,280

[1]	**Granted under the Performance Shares Plan 2023-2027 and the Restricted Shares Plan 2023-2027 for the Second Vesting Period
[2]	*Granted under the Performance Shares Plan 2023-2027 and the Restricted Shares Plan 2023-2027 for the First Vesting Period
[3]	***The vested shares related to the RSUs I Installment were awarded to the beneficiaries on June 10, 2024